Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Details of Associates

Details of associates as at December 31, 2017 and 2018, are as follows:

	Percentage of ownership (%)		Location	Date of financial statements
	2017	2018
Korea Information & Technology Fund	33.3%	33.3%	Korea	December 31
KT-SB Venture Investment Fund[1]	50.0%	50.0%	Korea	December 31
KT-IBKC Future Investment Fund 1[1]	50.0%	50.0%	Korea	December 31
KT-CKP New Media Investment Fund	49.7%	49.7%	Korea	December 31
K Bank Inc.[1]	10.0%	10.0%	Korea	December 31

1

At the end of the reporting period, even though the Group (KT-SB Venture Investment Fund and KT-IBKC Future Investment Fund 1) has 50% ownership, the equity method of accounting has been applied as the Group, which is a limited partner of the investment fund, cannot participate in determining the operating and financial policies. Also, 8.8% of non-voting convertible stock are excluded in deriving percentage of ownership of K bank Inc.

Summary of Changes in Investments in Associates and Joint Ventures

Changes in investments in associates and joint ventures for the years ended December 31, 2017 and 2018, are as follows:

	2017
(In millions of Korean won)	Beginning		Acquisition (Disposal)		Share of net profit from associates and joint ventures		Impairment		Others		Ending
Korea Information & Technology Fund	￦	134,969	￦	—	￦	4,275	￦	—	￦	290	￦	139,534
KT-SB Venture Investment Fund		4,736		(1,069)		(725)		—		—		2,942
Mongolian Telecommunications		6,244		—		(348)		—		(5,896)		—
KT Wibro Infra Co., Ltd.		52,200		(52,200)		—		—		—		—
KT-IBKC Future Investment Fund[1]		3,621		7,500		(296)		—		—		10,825
KT-CKP New Media Investment Fund		4,454		(2,970)		810		—		—		2,294
K Bank Inc.		—		26,543		(17,244)		—		32,809		42,108
Others		77,851		3,178		(1,952)		(3,662)		6,313		81,728

	￦	284,075	￦	(19,018)	￦	(15,480)	￦	(3,662)	￦	33,516	￦	279,431

	2018
(In millions of Korean won)	Beginning		Acquisition (Disposal)		Share of net profit from associates and joint ventures[1]		Impairment		Others		Ending
Korea Information & Technology Fund	￦	139,534	￦	—	￦	15,037	￦	—	￦	(6,316)	￦	148,255
KT-SB Venture Investment Fund		2,942		—		1,528		—		—		4,470
KT-IBKC Future Investment Fund[1]		10,825		(1,050)		1,028		—		(842)		9,961
KT-CKP New Media Investment Fund		2,294		(1,229)		(784)		—		—		281
K Bank Inc.		42,108		26,725		(19,504)		—		3,326		52,655
Others[2]		81,728		2,466		8,607		—		(36,016)		56,785

	￦	279,431	￦	26,912	￦	5,912	￦	—	￦	(39,848)	￦	272,407

1

KT investment Co., Ltd., a subsidiary of the Group, recognized its share in net profit from associates and joint ventures as operating revenue and expense. These include its share in net loss from associates and joint ventures of ￦445 million (2017:￦1,588 million) recognized as operating expense during the period.

2	The Group classified total shares of PT Mitra Transksi Indonesia as assets held for sale (Note 10).

Summary of Financial Information of Associates and Joint Ventures

Summarized financial information of associates and joint ventures as at and for the years ended December 31, 2017 and 2018, is as follows:

(In millions of Korean won)	December 31, 2017
	Current assets		Non-current assets		Current liabilities		Non-current liabilities
Korea Information & Technology Fund	￦	144,874	￦	273,727	￦	—	￦	—
KT-SB Venture Investment		120		5,770		6		—
KT-IBKC Future Investment Fund 1		5,499		16,302		152		—
KT-CKP New Media Investment Fund		287		4,333		—		—
K Bank Inc.		1,258,969		92,137		1,116,154		1,177

(In millions of Korean won)	2017
	Operating revenue		Profit (loss) for the year		Other comprehensive income		Total comprehensive income		Dividends received from associates
Korea Information & Technology Fund	￦	36,462	￦	12,825	￦	1,868	￦	14,693	￦	739
KT-SB Venture Investment		3		(1,449)		—		(1,449)		—
KT-IBKC Future Investment Fund 1		15		(593)		—		(593)		—
KT-CKP New Media Investment Fund		1,593		1,632		—		1,632		—
K Bank Inc.		20,926		(83,787)		(746)		(84,533)		—

(In millions of Korean won)	December 31, 2018
	Current assets		Non-current assets		Current liabilities		Non-current liabilities
Korea Information & Technology Fund	￦	118,024	￦	326,740	￦	—	￦	—
KT-SB Venture Investment		4,322		4,624		6		—
KT-IBKC Future Investment Fund 1		19,922		—		—		—
KT-CKP New Media Investment Fund		25		540		—		—
K Bank Inc.		2,094,152		90,505		1,901,389		3,185

(In millions of Korean won)	2018
	Operating revenue		Profit (loss) for the year		Other comprehensive income		Total comprehensive income		Dividends received from associates
Korea Information & Technology Fund	￦	59,524	￦	45,110	￦	(13,422)	￦	31,688	￦	1,842
KT-SB Venture Investment		—		3,056		—		3,056		—
KT-IBKC Future Investment Fund 1		2,665		2,057		—		2,057		—
KT-CKP New Media Investment Fund		371		(629)		—		(629)		—
K Bank Inc.		66,787		(79,671)		1,432		(78,440)		—

Summary of Reconciliation of Carrying Amount of Interests in the Associates and Joint Ventures

Details of a reconciliation of the summarized financial information to the carrying amount of interests in the associates and joint ventures as at and for the years end December 31, 2017 and 2018, are as follows:

	December 31, 2017
(In millions of Korean won)	Net assets (a)		Percentage of ownership (b)	Share in net assets (c)=(a)x(b)		Intercompany transaction and others (d)		Book amount (c)+(d)
Korea Information & Technology Fund	￦	418,601	33.33%	￦	139,534	￦	—	￦	139,534
KT-SB Venture Investment		5,884	50.00%		2,942		—		2,942
KT-IBKC Future Investment Fund 1		21,649	50.00%		10,825		—		10,825
KT-CKP New Media Investment Fund		4,620	49.67%		2,294		—		2,294
K Bank Inc.[1]		233,775	10.00%		42,108		—		42,108

1	8% of non-voting convertible stock are excluded from percentage of ownership for K Bank Inc.

	December 31, 2018
(In millions of Korean won)	Net assets (a)		Percentage of ownership (b)	Share in net assets (c)=(a)x(b)		Intercompany transaction and others (d)		Book amount (c)+(d)
Korea Information & Technology Fund	￦	444,764	33.33%	￦	148,255	￦	—	￦	148,255
KT-SB Venture Investment		8,940	50.00%		4,470		—		4,470
KT-IBKC Future Investment Fund 1		19,922	50.00%		9,961		—		9,961
KT-CKP New Media Investment Fund		565	49.70%		280		—		280
K Bank Inc.[1]		280,083	10.00%		52,655		—		52,655

1	8.8% of non-voting convertible stock are excluded from percentage of ownership for K Bank Inc.